Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Description of Plan [Line Items]
Description of Plan

NOTE 1 - DESCRIPTION OF PLAN

The following description of the BNSF Railway Company Non-Salaried Employees 401(k) Retirement Plan (the Plan) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions. BNSF Railway Company, including its majority-owned subsidiaries, (collectively, BNSF Railway) is a subsidiary of Burlington Northern Santa Fe, LLC (BNSF).

General

The purpose of the Plan, which is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA), is to offer eligible non-salaried employees of BNSF Railway an opportunity to invest a portion of their income on a regular basis through payroll deductions. These amounts, supplemented in some cases by BNSF Railway’s matching contributions, may be invested at the participant’s direction in various investment funds.

Effective January 1, 2011, based on a Memorandum of Agreement between the Brotherhood of Locomotive Engineers and Trainmen (BLET) and BNSF Railway Company, on approximately March 1 of each year, BNSF Railway will contribute a single vested contribution on behalf of each eligible employee (BLET Contribution).

Administration

The Plan is administered by BNSF’s Senior Vice President and Chief Human Resources Officer (the Plan Administrator). Vanguard Fiduciary Trust Company (the Trustee) is responsible for the custody and management of the Plan’s assets, and an affiliate of the Trustee provides recordkeeping services to the Plan. BNSF Railway’s Employee Benefits Committee is responsible for appointing and removing the Trustee, specifying the investment options available under the Plan (if not otherwise mandated by the Plan), and reviewing benefit claims appeals.

Master Trust

The Plan participates in the BNSF 401(k) Plans Master Trust (the Master Trust) and, along with the Burlington Northern Santa Fe Investment and Retirement Plan (the Salaried Plan), owns a percentage of the assets in the Master Trust.

Eligibility

Effective October 1, 2023, any employee who establishes seniority under a collective bargaining agreement that provides for participation in this Plan is eligible to participate in the Plan immediately upon hire.

Eligible employees may become participants in the Plan by authorizing regular payroll deductions and designating an allocation method for such deductions.

Employee eligibility for the BLET contribution is based on employees who received earnings in the engineer’s craft and did not terminate employment with BNSF Railway for reasons other than death or retirement.

During 2023, BNSF Railway completed a business combination with the Montana Rail Link (MRL) in accordance with ASC Topic 805 (ASC 805). The transaction resulted in an amendment to the Plan allowing certain former MRL employees to enter the Plan effective January 1, 2024. Former MRL employees were automatically enrolled into the Plan as applicable, unless elected otherwise. Additionally, these participants received credit for vesting service based on their tenure at MRL.

Contributions

Compensation, as generally defined under the Plan, is the total of salary and other amounts received for personal services rendered as an eligible employee, excluding, except to the extent otherwise provided in an applicable collective bargaining agreement, disciplinary or judicially ordered back pay awards, severance benefits, bonuses and certain other payments set forth in the Plan. The Plan provides that the annual compensation of each employee taken into account under the Plan for any year may not exceed a limitation pursuant to requirements of the Internal Revenue Code (IRC). During 2025, the limitation was $350 thousand. The maximum limitation on combined total before-tax and after-tax employee contributions (other than catch-up contributions) is 50% of compensation or such other maximum amount provided in an applicable collective bargaining agreement. All employee-elected contributions are made by means of regular payroll deductions.

BNSF Railway matches 25% of the first 4% of employee-elected before-tax contributions and/or Roth contributions for each pay period for employees whose collective bargaining agreement provides for a BNSF Railway match. Beginning January 1, 2024, former MRL employees, less than 1,000 in total, began participating in the Plan. And the BNSF match for members of the MRL collective bargaining unit is 50% of the first 8% of employee-elected before-tax contributions and/or Roth contributions. Matching contributions are made in cash, as soon as practicable after the end of each pay period.

In addition, participants under certain collective bargaining agreements may elect to have BNSF Railway make sick leave deposits into the Plan in lieu of compensation for unused sick time in accordance with an agreement between BNSF Railway and their respective union.

The BLET contribution provides a single vested contribution equal to 25% of 1% of the qualified earnings for each employee in the engineer’s craft during the preceding calendar year. Qualified earnings include gross earnings paid in the engineer’s craft and any profit-sharing payment made to the eligible employee, including any deferrals made under this Plan, and excluding certain retroactive payments.

During the 2025 Plan year, in accordance with the provisions of the IRC, no participant could elect more than $23.5 thousand in before-tax and/or Roth contributions. Participants who were age 50 or older before the close of the Plan year were eligible to make catch-up contributions of up to $7.5 thousand. Effective beginning 2025, a new, higher catch-up contribution limit applied to participants who were ages 60 through 63, allowing such participants to make catch-up contributions of up to $11.25 thousand, as permitted under the IRC.

This limitation does not include BNSF Railway’s matching. In addition, the Plan provides that annual contributions for highly-compensated employees (as defined by the IRC) may be limited based on the average rate of contributions for lower-compensated employees. In no event may the total of employee-elected pre-tax contributions, employee after-tax contributions, and BNSF Railway’s matching contributions exceed the lesser of $70 thousand ($77.5 thousand including catch-up contributions, or $81.25 thousand for participants ages 60 through 63 beginning in 2025) or 100% of a participant’s compensation, as defined in IRC Section 415(c)(3), for any participant in a calendar year, subject to certain cost-of-living adjustments. Contributions with respect to any participant may be further reduced to the extent necessary to prevent disqualification of the Plan under Section 415 of the IRC, which imposes additional limitations on contributions and benefits with regard to employees who participate in other qualified plans.

Participant Accounts

Each participant’s account is credited with the participant’s elective contributions, BNSF Railway matching contributions, interest, dividends and gains and losses attributable to such contributions. The benefit to which a participant is entitled is limited to the participant’s vested account balance.

Participants may direct the investment of their account balances into investment options offered by the Plan. At December 31, 2025, the Plan offers a company stock fund (the Company Stock Fund) which consists of Berkshire Hathaway Inc. (Berkshire) Class B common stock (BNSF is a wholly-owned subsidiary of Berkshire), four mutual funds, eighteen common / collective trusts and a stable value fund as investment options for participants, all of which are held by the Master Trust.

Participants may allocate both elective and employer contributions to any or all of the investment options in multiples of 1%. Participants may reallocate amounts from one investment option to another on a daily basis within certain guidelines as described in the Plan document and the relevant investment prospectus.

No investment election or interfund transfer may result in the investment of more than 20% of the value of a participant’s account in the Company Stock Fund. Investment election funds that exceed the 20% limit are invested in a target retirement trust designed for investors planning to retire on a date closest to the participant’s 65th birthday.

Vesting

Participants are immediately vested in their elective contributions plus any income or loss thereon. BNSF Railway’s matching contributions become fully vested in accordance with the following schedule:

Number of Years of Vesting Service*	Vested Percentage
Less than 1 year	0%
1 year but less than 2 years	20%
2 years but less than 3 years	40%
3 years but less than 4 years	60%
4 years but less than 5 years	80%
5 years or more	100%

* The term “Vesting Service” is defined as the number of plan years in which the participant is compensated for at least 1,000 hours of work by BNSF Railway, in any capacity.

Participants are immediately vested in any BLET contributions.

Notes Receivable from Participants

Participants may borrow from their accounts a minimum of $1 thousand up to a maximum equal to the lesser of $50 thousand or 50% of their vested account balance. Participants may have up to two loans outstanding at any time. Loan transactions are treated as a transfer to (from) the investment fund from (to) the participant loan account. Loan terms can be up to five years, or fifteen years for the purchase of a primary residence. The loans are collateralized by the balance in the participant’s account and bear fixed interest at the prime rate as of the first business day of the quarter in which the loan is made plus 1%. Interest rates on loans outstanding as of December 31, 2025 and 2024, range from 4.25% to 10.50% and 4.25% to 11.50%, respectively. Principal and interest are paid ratably through payroll deductions for active employees.

Benefit Payments to Participants

Subject to certain Plan and IRC restrictions, a participant may, at any time, elect to withdraw all or a specified portion of the value of the participant’s account in the Plan, including vested BNSF Railway’s matching contributions. Both the Plan and the IRC allow a participant who has not attained age 59 1⁄2 to withdraw the participant’s pre-tax and Roth contributions only in the event of hardship (as defined in the Plan), or certain special purpose distributions permitted by the Plan. Earnings on pre-tax contributions credited after December 31, 1988, are not available for withdrawal for hardship.

No distribution from the Plan, unless in the event of hardship, attainment of age 59 1⁄2, or the withdrawal of rollover contributions, or other special purpose distributions permitted by the Plan,will be made until a participant retires, dies (in which case, payment shall be made to his or her beneficiary), becomes disabled or otherwise terminates employment with BNSF Railway.

By law, a distribution of benefits must occur or commence no later than April 1 of the calendar year following the year which a participant attains the applicable required minimum distribution age under the Internal Revenue Code, unless the participant continues employment beyond that date, in which case distributions must commence following retirement. In the event of the death of a participant, the participant’s account is distributed to their beneficiary. Immediate lump-sum distributions are required in the case of accounts valued at up to $7 thousand. Mandatory lump-sum distributions which are greater than $1 thousand will be transferred to an individual retirement account for the benefit of the participant unless the participant elects to receive the distribution directly or roll-over the distribution into another eligible retirement plan.

Forfeited Accounts

The Plan provides for the forfeiture of nonvested BNSF Railway matching contributions related to terminated employees. Forfeitures shall be used in the following order (as described by the Plan document):

– First, to restore previously forfeited amounts of other participants who have resumed employment with BNSF Railway;

– Second, to offset future BNSF Railway matching contributions; and

– Finally, to pay administrative expenses of the Plan.

Forfeitures of $59 thousand were used to offset BNSF Railway matching contributions in 2025. At December 31, 2025 and 2024, unused forfeited balances totaled $26 thousand and $23 thousand, respectively.

Plan Amendment and Termination

The Plan may be amended at any time. No such amendment, however, may adversely affect the rights of participants in the Plan with respect to contributions made prior to the date of the amendment. BNSF Railway matching contributions are subject to collective bargaining and, based on mutual agreement between the union and BNSF Railway, may be discontinued. The Plan may be terminated at any time at the election of BNSF Railway. However, if there has been no mutual agreement to end matching contributions, such contributions must be made to another plan in which the bargained employees are eligible to participate. In the event the Plan is terminated, each participant shall receive the full amount of Plan assets in their respective accounts.

The Plan is subject to the provisions of ERISA applicable to defined contribution plans. The Plan provides for an individual account for each participating employee. Plan benefits are based solely on the amount contributed to the participating employee’s account plus any income, expenses, gains and losses attributed to such account. Consequently, Plan benefits are not insured by the Pension Benefit Guaranty Corporation pursuant to Title IV of ERISA.

Voting Rights

Each participant is entitled to exercise voting rights attributable to the shares of Berkshire’s Class B common stock allocated to the participant’s account.